ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands						12 Months Ended
	May 08, 2025	Dec. 11, 2023	Jun. 14, 2023	Oct. 04, 2021	Jan. 14, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Amount recorded in statement of income for change in fair value of contingent consideration							$ 1,541	$ 0
Acquisition related costs						$ 1,373
Content IQ LLC [Member]
Business Acquisition [Line Items]
Total consideration					$ 37,838
Cash paid					15,000
Maximum contingent consideration for acquisition					$ 47,050
Earn out period					2 years
Estimated fair value of contingent consideration					$ 22,838
Retention-based component of acquisition					$ 11,000
Vidazoo Member
Business Acquisition [Line Items]
Total consideration			$ 10,550	$ 90,038				$ 10,550
Cash paid				35,000
Maximum contingent consideration for acquisition				$ 58,545
Earn out period				2 years 3 months
Estimated fair value of contingent consideration				$ 48,903
Retention-based component of acquisition				$ 6,135
Hivestack [Member]
Business Acquisition [Line Items]
Total consideration		$ 106,931
Cash paid		100,000
Net working capital of acquisition		6,931
Business Combination Contingent Consideration Arrangements Amount		$ 25,000
Business combination contingent consideration arrangements description		In addition, the acquisition includes a retention-based payment of up to $25,000, tied to financial target and service of a period of 3 years to be settled in cash and in the Company’s ordinary shares.
Greenbids [Member]
Business Acquisition [Line Items]
Total consideration	$ 49,585
Cash paid	30,032
Cash consideration	27,500
Maximum contingent consideration for acquisition	22,500
Estimated fair value of contingent consideration	19,553
Fair value of contingent consideration liability						$ 20,140
Cash amount	3,735
Business Combination, retention-based arrangements	15,000
Contingent consideration earn out payments	$ 11,250
Greenbids [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						7 years
Greenbids [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated useful life of acquisition						10 years